Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table for 2024, 2023, and 2022

As required by the SEC rules, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three years. In determining “compensation actually paid,” or “CAP,” to our NEOs, those rules require us to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. The table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for 2022, 2023, and 2024. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the company’s performance, see the section entitled “Executive Compensation” above.

Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)(4)	Average summary compensation table total for non-PEO named executive officers(2)	Average compensation actually paid to non-PEO named executive officers(2)(4)	Value of initial fixed $100 investment based on Total Shareholder Return(3)	Net Income in thousands
2024	$1,264,850	$1,264,850	$963,837	$963,837	$96	$6,647
2023	$687,599	$687,599	$404,798	$290,948	$32	$485
2022	$754,428	$754,428	$421,942	$338,917	$103	$24,244
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(1)	The PEO in all three years is our CEO, Mr. J Sardano.

(2)	The non-PEO NEOs were Mr. M. Sardano and Mr. Rampolla.

(3)	Pursuant to SEC rules, the Total Shareholder Return (“TSR”) figures assume an initial investment of $100 on December 31, 2021 and represent the value of such investment as of December 31, 2022, 2023, and 2024, respectively.

(4)	The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at compensation “actually paid” to our Non-PEO NEOs during each of the years in question (no adjustments were necessary for our PEO):

Named Executive Officers, Footnote [Text Block]
(1)	The PEO in all three years is our CEO, Mr. J Sardano.
(2)	The non-PEO NEOs were Mr. M. Sardano and Mr. Rampolla.

PEO Total Compensation Amount	[1]	$ 1,264,850	$ 687,599	$ 754,428
PEO Actually Paid Compensation Amount	[1],[2]	1,264,850	687,599	754,428
Non-PEO NEO Average Total Compensation Amount	[3]	963,837	404,798	421,942
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 963,837	290,948	338,917
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2024	2023	2022
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	—	—	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	—	—	—
Increase for Fair Value of Awards Granted during year that Vest during year	—	—	—
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	—	$(113,850)	$9,000
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	—	—	$74,025
Total Adjustments	—	$(113,850)	$83,025

Compensation Actually Paid vs. Total Shareholder Return		The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s net income for the fiscal years ending December 31, 2022, 2023, and 2024.
Compensation Actually Paid vs. Net Income

The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s TSR (assuming an initial investment of $100 made on December 31, 2021) for the fiscal years ending December 31, 2022, 2023, and 2024.

Total Shareholder Return Amount	[4]	$ 96	32	103
Net Income (Loss) Attributable to Parent		$ 6,647	$ 485	$ 24,244
PEO Name		Mr. J Sardano	Mr. J Sardano	Mr. J Sardano
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ (113,850)	$ 83,025
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(113,850)	9,000
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 74,025

[1]	The PEO in all three years is our CEO, Mr. J Sardano.
[2]	The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at compensation “actually paid” to our Non-PEO NEOs during each of the years in question (no adjustments were necessary for our PEO):
[3]	The non-PEO NEOs were Mr. M. Sardano and Mr. Rampolla.
[4]	Pursuant to SEC rules, the Total Shareholder Return (“TSR”) figures assume an initial investment of $100 on December 31, 2021 and represent the value of such investment as of December 31, 2022, 2023, and 2024, respectively.